Recent Accounting Pronouncements - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Available-for-sale equity investments		$ 129,650	$ 279,524
IFRS 9, Financial Instruments
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Date as at which entity plans to apply new IFRS initially		Jan. 01, 2018
Available-for-sale equity investments		$ 7,000
Financial assets at fair value through other comprehensive income and fair value gains
Fair value gains on financial assets reclassified out of available-for-sale financial assets recognised
IFRS 9, Financial Instruments | Classification of assets as held for sale [member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Fair value gains transferred